SCHEDULE OF RECOGNIZED IN CONSOLIDATED BALANCE SHEETS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 56,081	$ 34,817
Post-employment benefits expense		47,558
Benefit payment		(12,285)
Actuarial gain		(14,009)
Deconsolidation of a subsidiary	(56,081)
Ending balance		$ 56,081